Quarterly Holdings Report
for
Fidelity Advisor® Value Leaders Fund
July 31, 2022
AVLF-NPRT3-0922
1.804852.118
Common Stocks - 93.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.3%
Diversified Telecommunication Services - 2.7%
Verizon Communications, Inc.	18,499	854,469
Entertainment - 3.1%
Activision Blizzard, Inc.	12,210	976,190
Interactive Media & Services - 2.1%
Alphabet, Inc. Class A (a)	5,660	658,371
Media - 4.4%
Comcast Corp. Class A	36,289	1,361,563
TOTAL COMMUNICATION SERVICES		3,850,593
CONSUMER DISCRETIONARY - 3.1%
Diversified Consumer Services - 1.7%
H&R Block, Inc.	13,113	523,995
Specialty Retail - 1.4%
Ross Stores, Inc.	5,496	446,605
TOTAL CONSUMER DISCRETIONARY		970,600
CONSUMER STAPLES - 6.0%
Food Products - 2.0%
Mondelez International, Inc.	9,780	626,311
Household Products - 4.0%
Reckitt Benckiser Group PLC	7,507	608,929
Spectrum Brands Holdings, Inc.	3,845	267,381
The Clorox Co.	2,758	391,195
		1,267,505
TOTAL CONSUMER STAPLES		1,893,816
ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Exxon Mobil Corp.	19,151	1,856,304
Parex Resources, Inc.	15,000	279,255
		2,135,559
FINANCIALS - 18.1%
Banks - 7.5%
Bank of America Corp.	20,381	689,082
JPMorgan Chase & Co.	6,451	744,187
M&T Bank Corp.	3,003	532,882
PNC Financial Services Group, Inc.	2,350	389,959
		2,356,110
Diversified Financial Services - 5.2%
Berkshire Hathaway, Inc. Class B (a)	5,481	1,647,589
Insurance - 5.4%
Chubb Ltd.	3,413	643,828
The Travelers Companies, Inc.	3,036	481,813
Willis Towers Watson PLC	2,689	556,462
		1,682,103
TOTAL FINANCIALS		5,685,802
HEALTH CARE - 22.1%
Biotechnology - 0.9%
Regeneron Pharmaceuticals, Inc. (a)	466	271,068
Health Care Providers & Services - 16.8%
Centene Corp. (a)	17,044	1,584,581
Cigna Corp.	5,654	1,556,885
Elevance Health, Inc.	1,425	679,868
Humana, Inc.	1,109	534,538
UnitedHealth Group, Inc.	1,686	914,385
		5,270,257
Pharmaceuticals - 4.4%
AstraZeneca PLC sponsored ADR	7,750	513,283
Roche Holding AG (participation certificate)	1,248	414,342
Sanofi SA sponsored ADR	9,321	463,254
		1,390,879
TOTAL HEALTH CARE		6,932,204
INDUSTRIALS - 6.7%
Aerospace & Defense - 4.0%
Northrop Grumman Corp.	1,231	589,526
The Boeing Co. (a)	4,200	669,102
		1,258,628
Electrical Equipment - 1.3%
Regal Rexnord Corp.	2,964	398,065
Machinery - 1.4%
Oshkosh Corp.	5,122	441,004
TOTAL INDUSTRIALS		2,097,697
INFORMATION TECHNOLOGY - 3.8%
IT Services - 2.7%
Amdocs Ltd.	5,275	459,242
Cognizant Technology Solutions Corp. Class A	5,587	379,693
		838,935
Software - 1.1%
NortonLifeLock, Inc.	14,235	349,185
TOTAL INFORMATION TECHNOLOGY		1,188,120
MATERIALS - 2.2%
Chemicals - 1.3%
DuPont de Nemours, Inc.	6,845	419,119
Metals & Mining - 0.9%
Lundin Mining Corp.	46,736	263,507
TOTAL MATERIALS		682,626
UTILITIES - 12.6%
Electric Utilities - 11.6%
Constellation Energy Corp.	10,767	711,699
Evergy, Inc.	4,848	330,924
Exelon Corp.	11,237	522,408
NextEra Energy, Inc.	3,813	322,160
PG&E Corp. (a)	76,616	832,050
PPL Corp.	9,246	268,874
Southern Co.	8,549	657,333
		3,645,448
Independent Power and Renewable Electricity Producers - 1.0%
The AES Corp.	13,912	309,125
TOTAL UTILITIES		3,954,573
TOTAL COMMON STOCKS (Cost $24,442,797)		29,391,590

Nonconvertible Preferred Stocks - 3.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 3.0%
Technology Hardware, Storage & Peripherals - 3.0%
Samsung Electronics Co. Ltd. (Cost $970,858)	21,541	943,177

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (b) (Cost $1,004,177)	1,003,977	1,004,177

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $26,417,832)	31,338,944
NET OTHER ASSETS (LIABILITIES) - 0.1%	42,661
NET ASSETS - 100.0%	31,381,605

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	301,089	8,373,513	7,670,425	2,914	-	-	1,004,177	0.0%
Total	301,089	8,373,513	7,670,425	2,914	-	-	1,004,177

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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